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From file prm1b008.txt

        SPECIMEN - NOT AN OFFICIAL FILING

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This filing is submitted to verify that a notification assignment will only be created if the user has properly established a notification request.



This is the text that will be used as the form type document in a variety of filings.

It will be used to test various peices of the EDGAR system such as EDGARLink, R&A, workstation, and PRR, just to name a few.

This will be used in a variety of releases.

This is just a test. The text of a segment will appear beginning on the next line:


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From file prm1007.txt

        SPECIMEN - NOT AN OFFICIAL FILING

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This is the text of the segment.



This text is no longer part of a segment